Operating Revenue (Schedule of Operating Revenue) (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Electric sales:
Regulated									$ 7,383		$ 7,348		$ 7,482
Nonregulated									1,429		1,519		1,488
Gas sales:
Regulated									1,067		500		218
Nonregulated									457		354		471
Gas transportation and storage									1,786		1,636		1,616
Other									464		380		408
Total operating revenue	$ 3,210	$ 3,179	$ 2,813	$ 3,384	$ 3,086	$ 3,132	$ 2,598	$ 2,921	12,586	[1]	11,737	[1]	11,683	[1]
Virginia Electric and Power Company
Electric sales:
Regulated									7,383		7,348		7,482
Gas sales:
Other									173		240		140
Total operating revenue	1,824	2,154	1,747	1,831	1,711	2,211	1,776	1,890	7,556		7,588		7,622
Dominion Energy Gas Holdings, LLC
Gas sales:
Regulated									87		119		122
Nonregulated									20		13		10
Gas transportation and storage									1,435		1,307		1,366
NGL revenue									91		62		93
Other									181		137		125
Total operating revenue	$ 501	$ 401	$ 422	$ 490	$ 457	$ 382	$ 368	$ 431	$ 1,814	[2]	$ 1,638	[2]	$ 1,716	[2]

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to related parties.